Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Cash flows from operating activities:
Net earnings (loss)	$ 5,412	$ (10,034)	$ (7,468)
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities:
Earnings from discontinued operations, net of income taxes	(5,560)	(4,151)	(1,707)
Depreciation and amortization	122	17	85
Change in fair value of common stock warrant liability	3,700	(6,950)	(947)
Change in market valuation allowance on loans held for sale, net			(2,776)
Release of deferred tax asset valuation allowance	(5,100)
Gain on sale of investment securities, available for sale		(379)	(347)
Amortization of share-based compensation	1,173	2,116	1,743
Gain on sale of nonmarketable equity securities	(2,067)	(14)
Discount recognized on payoff of loans receivable, net		(517)	(495)
Investment securities, available for sale impairment	0	0	620
Nonmarketable equity securities impairment		581
Inventory impairment	432
Goodwill impairment	400
Proceeds from sale of loans held for sale, net		27,083
Gain on sale of loans held for sale, net		(5,027)
Gain on extinguishment of long-term debt			(396)
Accretion of discounts		(200)	(656)
Other	(15)	181	131
Changes in assets and liabilities:
Restricted cash	2,784		1,627
Trade accounts receivable, net	16	19	(19)
Other current assets	(638)	2,663	(1,212)
Debt and equity offering costs	(14,499)
Other noncurrent assets	186	(2,004)	3,790
Trade payables	12	(19)	(32)
Accrued liabilities	5,047	695	(2,335)
Other noncurrent liabilities	260	147	696
Net cash provided by operating activities of discontinued operations	1,803	4,666	11,286
Net cash provided by (used in) operating activities	(13,932)	22,773	3,482
Cash flows from investing activities:
Proceeds from sale of investment securities, available for sale		3,227	2,580
Purchases of investment securities, available for sale			(2,560)
Repayments, net under revolving credit facilities in loans receivable, net			1,036
Proceeds from sale of nonmarketable equity securities	2,867	1,373
Principal collections on loans receivable, net	172	1,575	1,783
Purchases of property and equipment	(73)	(29)	(52)
Net cash provided by investing activities of discontinued operations	(101)	2,562	4,857
Net cash provided by investing activities	2,865	8,708	7,644
Cash flows from financing activities:
Principal payments on long-term debt		(37,246)	(1,358)
Common stock acquired	(99)	(288)
Proceeds from exercise of common stock options	858	62	26
Proceeds from issuance of common stock, net	28,308
Common stock warrant consideration	48	60	60
Net cash provided (used) by financing activities of discontinued operations	(3,100)	2,894	(6,923)
Net cash provided by (used in) financing activities	26,015	(34,518)	(8,195)
Increase (decrease) in cash and cash equivalents	14,948	(3,037)	2,931
Cash and cash equivalents, beginning of period	48,019	51,056	48,125
Cash and cash equivalents, end of period	62,967	48,019	51,056
Cash and cash equivalents, end of period - continuing operations	61,935	47,847	49,799
Cash and cash equivalents, end of period - discontinued operations	1,032	172	1,257
Cash and cash equivalents, end of period	48,019	48,019	51,056
Supplemental disclosure of cash flow information:
Cash paid for income taxes	627	598	289
Cash paid for interest	846	3,876	4,127
Supplemental disclosure of noncash information:
Transfer of loans receivable, net to (from) loans held for sale, net		(21,846)	23,000
Transfer of nonmarketable equity securities from other noncurrent assets to other current assets		1,940
Net transfers of loans held for sale, net in discontinued operations from real estate owned			385
Commercial loans received from sale of business			3,643
Nonmarketable equity security received from sale of business			800
Common stock received in exchange for investment securities, available for sale			1,940
Continuing Operations
Cash flows from operating activities:
Net earnings (loss)	(148)	(14,185)	(8,768)
Adjustments to reconcile net earnings (loss) to net cash provided by (used in) operating activities:
Change in fair value of common stock warrant liability	(3,700)	6,950	947
Goodwill impairment	400
Gain on extinguishment of long-term debt			$ (396)
Cash flows from financing activities:
Cash and cash equivalents, end of period - continuing operations	$ 61,935	$ 47,847